Stockholders' Deficiency and Members' Equity - Schedule of Stock Option Activity (Details) (Brooklyn ImmunoTherapeutics, LLC) (10-K) - USD ($)	3 Months Ended		6 Months Ended		10 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Nov. 05, 2018
Options Granted		2,000		2,000
Options Exercised
Brooklyn Immunotherapeutics, LLC [Member] | Predecessor [Member]
Options Outstanding, beginning balance					1,165
Options Granted
Options Forfeited					(80)
Options Outstanding, ending balance					1,085
Options exercisable					1,085
Weighted Average Exercise Price Per Share Outstanding, beginning balance					$ 208
Weighted Average Exercise Price Per Share Granted
Weighted Average Exercise Price Per Share Forfeited					300
Weighted Average Exercise Price Per Share Outstanding, ending balance					201
Weighted Average Exercise Price Per Share exercisable					$ 201
Weighted Average Remaining Contractual Life (in years) Outstanding, beginning balance					1 year 6 months
Weighted Average Remaining Contractual Life (in years) Outstanding, ending balance					8 months 12 days
Weighted Average Remaining Contractual Life (in years) exercisable					8 months 12 days
Aggregate Intrinsic Value Outstanding, beginning balance
Aggregate Intrinsic Value Outstanding, ending balance
Aggregate Intrinsic Value vested and exercisable